Net Capital Requirements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Net Capital Requirements [Abstract]
Net Capital Requirements

10. Net Capital Requirements

Realty Capital is subject to the SEC Uniform Net Capital Rule 15c3-1, which requires the maintenance of minimum net capital of the greater of $100,000 or  1/15th of aggregate indebtedness, as defined, and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. As of March 31, 2014, Realty Capital had net capital of $19.3 million which was $17.4 million in excess of its required net capital, and aggregate indebtedness to net capital ratio was 1.47 to 1. As of December 31, 2013, net capital was $25.6 million which was $24.3 million in excess of its required net capital, and aggregate indebtedness to net capital ratio was 0.76 to 1.

10. Net Capital Requirements

Realty Capital Securities is subject to the SEC Uniform Net Capital Rule 15c3-1, which requires the maintenance of minimum net capital of the greater of $100,000 or 1/15th of aggregate indebtedness, as defined, and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. As of December 31, 2013, Realty Capital Securities had net capital of $25.6 million which was $24.3 million in excess of its required net capital, and aggregate indebtedness to net capital ratio was 0.76 to 1. As of December 31, 2012, Realty Capital Securities had net capital of $3.4 million which was $2.7 million in excess of its required net capital, and aggregate indebtedness to net capital ratio was 3.07 to 1.